Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000262008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RiverNorth Active Income ETF
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
RiverNorth Active Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	11.71%	9.23%